Equity (Summary of Classes of Share Capital - Treasury Shares) (Details) - CAD ($) shares in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Disclosure of classes of share capital [line items]
Balance at beginning of period			$ 112,071
Balance at end of period	$ 111,576		$ 111,576
Common shares [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	0.3	1.1	0.7	1.0
Purchase of shares, Number of shares	35.7	24.3	99.9	71.2
Sale of shares, Number of shares	(35.6)	(25.4)	(100.2)	(72.2)
Ending balance, Number of shares	0.4	0.0	0.4	0.0
Balance at beginning of period	$ (24)	$ (99)	$ (64)	$ (91)
Purchase of shares, Amount	(2,745)	(1,965)	(7,995)	(6,016)
Sale of shares, Amount	2,734	2,064	8,024	6,107
Balance at end of period	(35)	0	(35)	0
Preferred shares and other equity instruments [member]
Disclosure of classes of share capital [line items]
Balance at end of period	$ 10,888	$ 11,253	$ 10,888	$ 11,253
Preferred shares and other equity instruments [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	0.1	0.1	0.1	0.1
Purchase of shares, Number of shares	2.7	0.7	5.9	2.7
Sale of shares, Number of shares	(2.3)	(0.7)	(5.5)	(2.7)
Ending balance, Number of shares	0.5	0.1	0.5	0.1
Balance at beginning of period	$ (8)	$ (10)	$ (65)	$ (7)
Purchase of shares, Amount	(147)	(46)	(398)	(372)
Sale of shares and other equity instruments	138	45	446	368
Balance at end of period	$ (17)	$ (11)	$ (17)	$ (11)